Financial instruments - Reconciliation of Liabilities from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
January 1	$ 116	$ 19,985	$ 0
Financing Cash flows	(134)	2,783	16,983
Distribution to shareholders	0	421	2,637
Changes in fair value	0	564	0
Other changes	309	(4)	346
Accrued interest	1	515	19
Conversion into shares	0	(24,148)	0
December 31	292	116	19,985
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
January 1	116	248	0
Financing Cash flows	(134)	(148)	(86)
Distribution to shareholders	0	0	0
Changes in fair value	0	0	0
Other changes	309	14	332
Accrued interest	1	2	2
Conversion into shares	0	0	0
December 31	292	116	248
Convertible Loans (Note 24)
Disclosure of detailed information about financial instruments [line items]
January 1	$ 0	19,737	0
Financing Cash flows		2,931	17,069
Distribution to shareholders		421	2,637
Changes in fair value		564	0
Other changes		(18)	14
Accrued interest		513	17
Conversion into shares		(24,148)	0
December 31		$ 0	$ 19,737